Customer deposits and deposits from banks - By Type and Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Time Deposits [Line Items]
Demand Deposit Accounts	$ 10,590,002	$ 9,390,319
Time Deposits	2,660,082	3,051,306
Deposits	13,250,084	12,441,625
Bermuda
Time Deposits [Line Items]
Demand Deposit Accounts	4,107,156	3,145,859
Time Deposits	705,490	1,265,679
Deposits	4,812,646	4,411,538
Cayman
Time Deposits [Line Items]
Demand Deposit Accounts	3,577,120	2,995,119
Time Deposits	531,602	479,848
Deposits	4,108,722	3,474,967
Channel Islands and the UK
Time Deposits [Line Items]
Demand Deposit Accounts	2,905,726	3,249,341
Time Deposits	1,422,990	1,305,779
Deposits	$ 4,328,716	$ 4,555,120